Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash and cash equivalents	$ 5,847	$ 7,048	$ 9,905	$ 38
Short-term investments	3,840	7,199	1,118
Accounts receivable	648	1,033	412
Prepaids and other receivables	1,201	1,677	1,866
Total current assets	11,536	16,957	13,301
Non-current assets
Royalty and other mineral interests	667,504	668,288	264,545
Long-term investment	1,587	1,587	1,587
Investment in associate	1,459	1,429
Other long-term assets	324	353	66
Total non-current assets	670,874	671,657	266,198
Total assets	682,410	688,614	279,499
Current Liabilities
Accounts payable and accrued liabilities	3,691	6,683	6,921
Government loan	44
Derivative liabilities	242	528
Total current liabilities	3,977	7,211	6,921
Non-current liabilities
Non-current portion of lease obligation	246	256	11
Government loan		43
Derivative liabilities			4,549
Bank loan	9,448	9,362
Deferred income tax liability	135,088	135,523	42,700
Total non-current liabilities	144,782	145,184	47,260
Total liabilities	148,759	152,395	54,181
Equity
Share Capital	551,074	551,074	228,620
Reserves	22,420	21,374	11,404
Accumulated deficit	(40,168)	(36,525)	(15,147)
Accumulated other comprehensive income	325	296	441
Total equity	533,651	536,219	225,318	$ (141)
Total equity and liabilities	$ 682,410	$ 688,614	$ 279,499